Fair Value (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Composition of Investment Portfolio by Major Security Type
The composition of the investment portfolio by major security type and our outstanding debt was:

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2015
Fixed maturities:
U.S. government obligations	$2,429.2	$0	$0	$2,429.2	$2,425.4
State and local government obligations	0	2,721.4	0	2,721.4	2,677.6
Foreign government obligations	18.6	0	0	18.6	18.6
Corporate debt securities	0	3,691.6	0	3,691.6	3,713.2
Subtotal	2,447.8	6,413.0	0	8,860.8	8,834.8
Asset-backed securities:
Residential mortgage-backed	0	1,726.7	0	1,726.7	1,726.0
Agency residential pass-through obligations	0	89.3	0	89.3	90.3
Commercial mortgage-backed	0	2,643.3	9.9	2,653.2	2,665.7
Other asset-backed	0	1,767.9	0	1,767.9	1,771.1
Subtotal asset-backed securities	0	6,227.2	9.9	6,237.1	6,253.1
Redeemable preferred stocks:
Financials	0	92.0	0	92.0	76.8
Utilities	0	51.2	0	51.2	65.1
Industrials	0	91.1	0	91.1	118.1
Subtotal redeemable preferred stocks	0	234.3	0	234.3	260.0
Total fixed maturities	2,447.8	12,874.5	9.9	15,332.2	15,347.9
Equity securities:
Nonredeemable preferred stocks:
Financials	154.9	627.7	0	782.6	674.2
Subtotal nonredeemable preferred stocks	154.9	627.7	0	782.6	674.2
Common equities:
Common stocks	2,650.2	0	0	2,650.2	1,494.0
Other risk investments	0	0	0.3	0.3	0.3
Subtotal common equities	2,650.2	0	0.3	2,650.5	1,494.3
Total fixed maturities and equity securities	5,252.9	13,502.2	10.2	18,765.3	17,516.4
Short-term investments	2,056.3	115.7	0	2,172.0	2,172.0
Total portfolio	$7,309.2	$13,617.9	$10.2	$20,937.3	$19,688.4
Debt	$0	$2,722.9	$164.9	$2,887.8	$2,707.9

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2014
Fixed maturities:
U.S. government obligations	$2,667.1	$0	$0	$2,667.1	$2,641.1
State and local government obligations	0	2,139.2	0	2,139.2	2,095.7
Foreign government obligations	14.2	0	0	14.2	14.2
Corporate debt securities	0	2,836.7	0	2,836.7	2,813.9
Subtotal	2,681.3	4,975.9	0	7,657.2	7,564.9
Asset-backed securities:
Residential mortgage-backed	0	1,658.5	0	1,658.5	1,635.5
Agency residential pass-through obligations	0	0	0	0	0
Commercial mortgage-backed	0	2,304.0	11.6	2,315.6	2,278.7
Other asset-backed	0	1,638.7	0	1,638.7	1,634.9
Subtotal asset-backed securities	0	5,601.2	11.6	5,612.8	5,549.1
Redeemable preferred stocks:
Financials	0	97.9	0	97.9	77.3
Utilities	0	65.3	0	65.3	65.0
Industrials	0	116.0	0	116.0	117.9
Subtotal redeemable preferred stocks	0	279.2	0	279.2	260.2
Total fixed maturities	2,681.3	10,856.3	11.6	13,549.2	13,374.2
Equity securities:
Nonredeemable preferred stocks:
Financials	204.1	554.1	69.3	827.5	590.4
Subtotal nonredeemable preferred stocks	204.1	554.1	69.3	827.5	590.4
Common equities:
Common stocks	2,491.9	0	0	2,491.9	1,288.8
Other risk investments	0	0	0.4	0.4	0.4
Subtotal common equities	2,491.9	0	0.4	2,492.3	1,289.2
Total fixed maturities and equity securities	5,377.3	11,410.4	81.3	16,869.0	15,253.8
Short-term investments	1,937.0	212.0	0	2,149.0	2,149.0
Total portfolio	$7,314.3	$11,622.4	$81.3	$19,018.0	$17,402.8
Debt	$0	$2,527.5	$0	$2,527.5	$2,164.7

Summary of Changes in Fair Value Associated With Level 3 Assets
The following tables provide a summary of changes in fair value associated with Level 3 assets for the years ended December 31, 2015 and 2014:

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2014	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)	Fair Value at Dec. 31, 2015
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$0	$0	$0	$0	$0	$0	$0	$0
Commercial mortgage-backed	11.6	(1.3)	0	0	0	(0.4)	0	9.9
Total fixed maturities	11.6	(1.3)	0	0	0	(0.4)	0	9.9
Equity securities:
Nonredeemable preferred stocks:
Financials[1]	69.3	0	0	0	(39.4)	(1.4)	(28.5)	0
Common equities:
Other risk investments	0.4	0	0	0	0	(0.1)	0	0.3
Total Level 3 securities	$81.3	$(1.3)	$0	$0	$(39.4)	$(1.9)	$(28.5)	$10.2

[1] The $69.3 million decrease during the year reflects the reclassification of our 5% interest in ARX upon our acquisition of a controlling interest in ARX. The $39.4 million reflects our inception-to-date gain recognized, including the $1.4 million reduction in valuation that occurred during the first six months of 2015.

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2013	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)[1]	Fair Value at Dec. 31, 2014
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$0.2	$0	$0	$(0.1)	$0.1	$(0.2)	$0	$0
Commercial mortgage-backed	29.0	(3.6)	0	0	0	(0.2)	(13.6)	11.6
Total fixed maturities	29.2	(3.6)	0	(0.1)	0.1	(0.4)	(13.6)	11.6
Equity securities:
Nonredeemable preferred stocks:
Financials[2]	39.0	0	0	0	0	30.3	0	69.3
Common equities:
Other risk investments	0.5	(0.1)	0	0	0	0	0	0.4
Total Level 3 securities	$68.7	$(3.7)	$0	$(0.1)	$0.1	$29.9	$(13.6)	$81.3

[1] The $13.6 million was transferred out of Level 3 and into Level 2 due to an improvement in the security's underlying collateral and an increase in liquidity and market activity in comparable securities.
[2] The $30.3 million represents a net holding period gain on our investment in ARX, which is reflected in net realized gains (losses) on securities in the comprehensive income statement.

Summary of Quantitative Information about Level 3 Fair Value Measurements
The following table provides a summary of the quantitative information about Level 3 fair value measurements for our applicable securities at December 31:

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2015	Valuation Technique	Unobservable Input	Unobservable Input Assumption
Fixed maturities:
Asset-backed securities:
Commercial mortgage-backed	$9.9	External vendor	Prepayment rate[1]	0
Total fixed maturities	9.9
Equity securities:
Nonredeemable preferred stocks:
Financials	0	NA	NA	NA
Subtotal Level 3 securities	9.9
Third-party pricing exemption securities[2]	0.3
Total Level 3 securities	$10.2

NA= Not Applicable since we did not hold any nonredeemable preferred stock Level 3 securities at December 31, 2015.
[1] Assumes that one security has 0% of the principal amount of the underlying loans that will be paid off prematurely in each year.
[2] The fair values for these securities were obtained from non-binding external sources where unobservable inputs are not reasonably available to us.

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2014	Valuation Technique	Unobservable Input	Unobservable Input Assumption
Fixed maturities:
Asset-backed securities:
Commercial mortgage-backed	$11.6	External vendor	Prepayment rate[1]	0
Total fixed maturities	11.6
Equity securities:
Nonredeemable preferred stocks:
Financials	69.3	Multiple of tangible net book value	Price to book ratio multiple	2.6
Subtotal Level 3 securities	80.9
Third-party pricing exemption securities[2]	0.4
Total Level 3 securities	$81.3

[1] Assumes that one security has 0% of the principal amount of the underlying loans that will be paid off prematurely in each year.
[2] The fair values for these securities were obtained from non-binding external sources where unobservable inputs are not reasonably available to us.